EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2022	2021	2020
Net income	188,042	162,205	8,105

Weighted average number of ordinary shares	53,198,015	53,319,408	54,099,504
Share options	325,851	20,884	174,689
Weighted average number of shares, adjusted for dilution	53,523,866	53,340,292	54,274,193

Earnings per share
Basic	3.53	3.04	0.15
Diluted	3.51	3.04	0.15